Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001823945
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39653
Entity Tax Identification Number	86-3906032
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Shares
Trading Symbol	OWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false